Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev	$ 3,824	$ 2,564
Weighted average number of ordinary and restricted shares	1,989	2,005
Basic EPS	$ 1.92	$ 1.28
Profit attributable to equity holders of AB InBev	$ 3,824	$ 2,564
Weighted average number of ordinary and restricted shares (diluted)	2,026	2,043
Diluted EPS	$ 1.89	$ 1.25
Underlying profit	$ 3,556	$ 3,320
Weighted average number of ordinary and restricted shares	1,989	2,005
Underlying EPS	$ 1.79	$ 1.66